Fair value measurements - Items Other Than Those Recognized at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Short-term investments	$ 884,478	$ 1,198,918
Investments held-to-maturity	3,197,508	2,786,112
Other real estate owned, net	800	691
Carrying amount | Nonrecurring | Level 1
Financial assets
Cash and cash equivalents	2,100,787	2,179,833
Short-term investments	884,478	1,198,918
Carrying amount | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	59,871	96,107
Investments held-to-maturity	3,738,080	2,763,344
Loans, net of allowance for credit losses	5,096,430	5,240,670
Other real estate owned, net	800	691
Financial liabilities
Long-term debt	172,289	171,876
Carrying amount | Nonrecurring | Level 2 | Term deposits
Financial liabilities
Term deposits	3,107,248	2,944,946
Fair value | Nonrecurring | Level 1
Financial assets
Cash and cash equivalents	2,100,787	2,179,833
Short-term investments	884,478	1,198,918
Fair value | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	59,871	96,107
Investments held-to-maturity	3,197,508	2,786,112
Loans, net of allowance for credit losses	5,049,570	5,265,049
Other real estate owned, net	800	691
Financial liabilities
Long-term debt	177,919	158,993
Fair value | Nonrecurring | Level 2 | Term deposits
Financial liabilities
Term deposits	3,108,511	2,948,625
Appreciation / (depreciation) | Nonrecurring | Level 1
Financial assets
Cash and cash equivalents	0	0
Short-term investments	0	0
Appreciation / (depreciation) | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	0	0
Investments held-to-maturity	(540,572)	22,768
Loans, net of allowance for credit losses	(46,860)	24,379
Other real estate owned, net	0	0
Financial liabilities
Long-term debt	(5,630)	12,883
Appreciation / (depreciation) | Nonrecurring | Level 2 | Term deposits
Financial liabilities
Term deposits	$ (1,263)	$ (3,679)